CONDENSED CONSOLIDATING FINANCIAL INFORMATION	12 Months Ended
Jan. 30, 2016
Organization Consolidation and Presentation of Financial Statements [Abstract]
CONDENSED CONSOLIDATING FINANCIAL INFORMATION

NOTE 13 - CONDENSED CONSOLIDATING FINANCIAL INFORMATION

As discussed in Note 6, the Acquisition Notes are guaranteed jointly and severally by all of the U.S. subsidiaries, including Family Dollar and certain of its subsidiaries (collectively, the “Guarantors”). Such guarantees are full and unconditional.  All of the subsidiaries, guarantor and non-guarantor are 100% owned by the parent. Supplemental condensed consolidating financial information of the Company, including such information for the Guarantors, is presented below. The information is presented in accordance with the requirements of Rule 3-10 under Regulation S-X of the SEC. The financial information may not necessarily be indicative of results of operations, cash flows or financial position had the guarantor or the non-guarantor subsidiaries operated as independent entities. Investments in subsidiaries are presented using the equity method of accounting. The principal elimination entries eliminate investments in subsidiaries and intercompany balances and transactions. Separate financial statements of the Guarantors are not provided as the consolidating financial information contained herein provides a more meaningful disclosure to allow investors to determine the nature of the assets held by, and the operations of, the combined groups.

Condensed Consolidating Statements of Comprehensive Income

	Year ended January 30, 2016
		Guarantor	Non-Guarantor	Consolidation	Consolidated
(in millions)	Parent	Subsidiaries	Subsidiaries	Adjustments	Company
Net sales	$—	$15,312.2	$737.6	$(551.4)	$15,498.4
Cost of sales	—	10,715.6	664.1	(538.0)	10,841.7
Gross profit	—	4,596.6	73.5	(13.4)	4,656.7
Selling, general and administrative expenses	48.4	3,505.5	62.5	(9.4)	3,607.0
Operating (loss) income	(48.4)	1,091.0	11.0	(4.0)	1,049.7
Interest expense (income), net	464.4	139.1	(4.1)	—	599.4
Other (income) expense, net	4.0	(0.2)	2.3	(4.0)	2.1
Income (loss) before income taxes	(516.8)	952.2	12.8	—	448.2
Provision for income taxes	(213.3)	361.6	17.5	—	165.8
Equity in earnings of subsidiaries	(585.9)	(31.1)	—	617.0	—
Net income (loss)	282.4	621.7	(4.7)	(617.0)	282.4
Other comprehensive loss	—	—	(9.0)	—	(9.0)
Comprehensive income	$282.4	$621.7	$(13.7)	$(617.0)	$273.4

	Year ended January 31, 2015
		Guarantor	Non-Guarantor	Consolidation	Consolidated
(in millions)	Parent	Subsidiaries	Subsidiaries	Adjustments	Company
Net sales	$—	$8,420.3	$184.0	$(2.1)	$8,602.2
Cost of sales	—	5,427.7	142.6	(2.1)	5,568.2
Gross profit	—	2,992.6	41.4	—	3,034.0
Selling, general and administrative expenses	33.7	1,904.0	58.3	(2.2)	1,993.8
Operating (loss) income	(33.7)	1,088.6	(16.9)	2.2	1,040.2
Interest expense (income), net	35.7	44.5	(0.1)	—	80.1
Other (income) expense, net	(2.1)	5.5	0.4	2.1	5.9
Income (loss) before income taxes	(67.3)	1,038.6	(17.2)	0.1	954.2
Provision for income taxes	(27.4)	387.2	(4.8)	—	355.0
Equity in earnings of subsidiaries	(639.1)	—	—	639.1	—
Net income (loss)	599.2	651.4	(12.4)	(639.0)	599.2
Other comprehensive loss	—	—	(17.2)	—	(17.2)
Comprehensive income	$599.2	$651.4	$(29.6)	$(639.0)	$582.0

	Year ended February 1, 2014
		Guarantor	Non-Guarantor	Consolidation	Consolidated
(in millions)	Parent	Subsidiaries	Subsidiaries	Adjustments	Company
Net sales	$—	$7,676.0	$167.2	$(2.9)	$7,840.3
Cost of sales	—	4,927.2	126.2	(2.9)	5,050.5
Gross profit	—	2,748.8	41.0	—	2,789.8
Selling, general and administrative expenses	4.7	1,761.2	55.9	(2.3)	1,819.5
Operating (loss) income	(4.7)	987.6	(14.9)	2.3	970.3
Interest (income) expense, net	(1.6)	17.2	(0.2)	—	15.4
Other (income) expense, net	(2.3)	0.4	0.2	2.3	0.6
Income (loss) before income taxes	(0.8)	970.0	(14.9)	—	954.3
Provision for income taxes	(1.2)	363.0	(4.2)	—	357.6
Equity in earnings of subsidiaries	(596.3)	—	—	596.3	—
Net income (loss)	596.7	607.0	(10.7)	(596.3)	596.7
Other comprehensive loss	—	—	(15.4)	—	(15.4)
Comprehensive income	$596.7	$607.0	$(26.1)	$(596.3)	$581.3

Condensed Consolidated Balance Sheets

	January 30, 2016
(in millions)	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated Company
ASSETS
Current assets:
Cash and cash equivalents	$—	$636.9	$116.5	$(17.3)	$736.1
Short-term investments	—	—	4.0	—	4.0
Merchandise inventories, net	—	2,850.0	51.4	(15.9)	2,885.5
Due from intercompany, net	262.2	548.3	186.4	(996.9)	—
Other current assets	1.1	308.7	0.6	—	310.3
Total current assets	263.2	4,343.9	358.9	(1,110.6)	3,935.9
Property, plant and equipment, net	—	3,089.5	36.0	—	3,125.5
Assets available for sale	—	12.1	—	—	12.1
Goodwill	—	4,993.2	28.5	—	5,021.7
Deferred tax assets, net	0.5	—	9.6	(10.1)	—
Favorable lease rights, net	—	569.4	—	—	569.4
Tradename	—	3,100.0	—	—	3,100.0
Other intangible assets, net	—	5.5	0.3	—	5.8
Investment in subsidiaries	8,403.9	74.4	—	(8,478.3)	—
Intercompany note receivable	1,526.4	—	188.8	(1,715.2)	—
Due from intercompany, net	1,930.3	—	—	(1,930.3)	—
Other assets	—	130.6	4.6	(4.4)	130.8
Total assets	$12,124.3	$16,318.6	$626.7	$(13,168.4)	$15,901.2
LIABILITIES AND EQUITY
Current liabilities:
Current portion of long-term debt	108.0	—	—	—	108.0
Accounts payable	17.5	1,136.3	131.2	(33.1)	1,251.9
Due to intercompany, net	582.5	369.2	45.2	(996.9)	—
Other current liabilities	84.9	433.5	204.2	—	722.6
Income taxes payable	3.8	1.9	7.2	—	12.9
Total current liabilities	796.7	1,940.9	387.8	(1,030.0)	2,095.4
Long-term debt, net, excluding current portion	6,920.7	317.7	—	—	7,238.4
Unfavorable lease rights, net	—	149.3	—	—	149.3
Deferred tax liabilities, net	—	1,596.7	—	(10.1)	1,586.6
Due to intercompany, net	—	1,930.3	—	(1,930.3)	—
Intercompany note payable	—	1,715.2	—	(1,715.2)	—
Other liabilities	—	421.0	8.0	(4.4)	424.6
Total liabilities	7,714.4	8,071.1	395.8	(4,690.0)	11,494.3
Shareholders’ equity	4,406.9	8,247.5	230.9	(8,478.4)	4,406.9
Total liabilities and equity	$12,124.3	$16,318.6	$626.7	$(13,168.4)	$15,901.2

	January 31, 2015
(in millions)	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidating Adjustments	Consolidated Company
ASSETS
Current assets:
Cash and cash equivalents	$193.5	$664.3	$6.3	$—	$864.1
Merchandise inventories, net	—	997.2	38.5	—	1,035.7
Current deferred tax assets, net	3.1	25.1	0.1	—	28.3
Due from intercompany, net	38.6	0.6	—	(39.2)	—
Other current assets	0.2	63.9	3.6	(1.2)	66.5
Total current assets	235.4	1,751.1	48.5	(40.4)	1,994.6
Property, plant and equipment, net	—	1,168.8	41.7	—	1,210.5
Goodwill	—	133.3	31.3	—	164.6
Deferred tax assets, net	0.7	14.7	15.1	—	30.6
Favorable lease rights, net	—	0.3	—	0.1	0.3
Other intangible assets, net	—	0.2	1.0	—	1.2
Investment in subsidiaries	1,214.5	—	—	(1,214.5)	—
Intercompany note receivable	416.8	—	—	(416.8)	—
Other assets	—	90.7	0.2	—	90.9
Total assets	$1,867.4	$3,159.1	$137.8	$(1,671.6)	$3,492.7
LIABILITIES AND EQUITY
Current liabilities:
Accounts payable	0.1	423.8	10.8	(1.1)	433.6
Due to intercompany, net	0.6	38.6	—	(39.2)	—
Other current liabilities	112.0	269.1	4.2	—	385.3
Income taxes payable	39.8	2.9	—	—	42.7
Total current liabilities	152.5	734.4	15.0	(40.3)	861.6
Long-term debt, net, excluding current portion	(70.2)	752.9	—	—	682.7
Intercompany note payable	—	416.8	—	(416.8)	—
Other liabilities	—	155.0	8.3	0.1	163.4
Total liabilities	82.3	2,059.1	23.3	(457.0)	1,707.7
Shareholders’ equity	1,785.1	1,100.0	114.5	(1,214.6)	1,785.0
Total liabilities and equity	$1,867.4	$3,159.1	$137.8	$(1,671.6)	$3,492.7

Condensed Consolidating Statements of Cash Flows

	Year ended January 30, 2016
(in millions)	Parent	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Consolidating Adjustments	Consolidated Company
Net cash provided by (used in) operating activities	$743.5	$720.8	$(19.4)	$(664.0)	$780.9
Cash flows from investing activities:
Capital expenditures	—	(475.7)	(4.8)	—	(480.5)
Acquisition of Family Dollar, net of cash acquired	(6,833.0)	207.3	98.0	—	(6,527.7)
Other	—	(7.5)	37.3	—	29.8
Net cash provided by (used in) investing activities	(6,833.0)	(275.9)	130.5	—	(6,978.4)
Cash flows from financing activities:
Proceeds from long-term debt, net of discount	12,130.2	—	—	—	12,130.2
Net intercompany note activity	(1,109.6)	1,109.6	—	—	—
Principal payments for long-term debt	(4,991.5)	(935.2)	—	—	(5,926.7)
Dividends paid	—	(646.7)	—	646.7	—
Debt issuance costs	(159.8)	—	—	—	(159.8)
Other	26.7	—	—	—	26.7
Net cash provided by (used in) financing activities	5,896.0	(472.8)	—	646.7	6,070.4
Effect of exchange rate changes on cash and cash equivalents	—	—	(0.9)	—	(0.9)
Net (decrease) increase in cash and cash equivalents	(193.5)	(27.4)	110.2	(17.3)	(128.0)
Cash and cash equivalents at beginning of period	193.5	664.3	6.3	—	864.1
Cash and cash equivalents at end of period	$—	$636.9	$116.5	$(17.3)	$736.1

	Year ended January 31, 2015
(in millions)	Parent	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Consolidating Adjustments	Consolidated Company
Net cash provided by (used in) operating activities	$23.9	$911.9	$(11.5)	$2.5	$926.8
Cash flows from investing activities:
Capital expenditures	—	(312.2)	(13.4)	—	(325.6)
Other	—	10.6	—	—	10.6
Net cash used in investing activities	—	(301.6)	(13.4)	—	(315.0)
Cash flows from financing activities:
Debt issuance costs	(11.8)	—	—	—	(11.8)
Net intercompany note	8.2	(8.2)	—	—	—
Principal payments for long-term debt	—	(12.8)	—	—	(12.8)
Other	10.0	2.5	—	(2.5)	10.0
Net cash provided by (used in) financing activities	6.4	(18.5)	—	(2.5)	(14.6)
Effect of exchange rate changes on cash and cash equivalents	—	—	(0.8)	—	(0.8)
Net (decrease) increase in cash and cash equivalents	30.3	591.8	(25.7)	—	596.4
Cash and cash equivalents at beginning of period	163.2	72.5	32.0	—	267.7
Cash and cash equivalents at end of period	$193.5	$664.3	$6.3	$—	$864.1

	Year ended February 1, 2014
(in millions)	Parent	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Consolidating Adjustments	Consolidated Company
Net cash provided by (used in) operating activities	$1,055.8	$746.0	$(9.4)	$(998.3)	$794.1
Cash flows from investing activities:
Capital expenditures	—	(308.5)	(21.6)	—	(330.1)
Other	—	5.4	(0.4)	0.1	5.1
Net cash used in investing activities	—	(303.1)	(22.0)	0.1	(325.0)
Cash flows from financing activities:
Payments for share repurchases	(1,112.1)	—	—	—	(1,112.1)
Dividends paid	—	(998.2)	—	998.2	—
Proceeds from long-term debt, net of discount	—	770.0	—	—	770.0
Net intercompany note	(57.6)	57.6	—	—	—
Contribution (to) from affiliates	(43.7)	—	43.7	—	—
Principal payments for long-term debt	—	(271.5)	—	—	(271.5)
Other	15.8	—	—	—	15.8
Net cash provided by (used in) financing activities	(1,197.6)	(442.1)	43.7	998.2	(597.8)
Effect of exchange rate changes on cash and cash equivalents	—	—	(3.5)	—	(3.5)
Net (decrease) increase in cash and cash equivalents	(141.8)	0.8	8.8	—	(132.2)
Cash and cash equivalents at beginning of period	305.0	71.7	23.2	—	399.9
Cash and cash equivalents at end of period	$163.2	$72.5	$32.0	$—	$267.7